Trade Accounts Payable - Schedule of Trade Accounts Payable (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Disclosure of trade payables [Line Items]
Trade accounts payable	$ 87,003	R$ 337,120	R$ 365,835
Denominated in local currency [member]
Disclosure of trade payables [Line Items]
Trade accounts payable	85,593	331,656	339,634
Denominated in other currencies [member]
Disclosure of trade payables [Line Items]
Trade accounts payable	$ 1,410	R$ 5,464	R$ 26,201